Annual Fund Operating Expenses	Oct. 28, 2025
New Covenant Growth Fund | New Covenant Growth Fund | New Covenant Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.98%
New Covenant Income Fund | New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	0.96%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.72%
Expenses (as a percentage of Assets)	0.93%	[1]
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	0.94%	[2]

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.